PROPERTY, PLANT AND EQUIPMENT AND CONSTRUCTION IN PROGRESS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Less: Accumulated Depreciation	$ (2,613,100)	$ (1,667,572)
Property, Plant & Equipment, net	12,396,250	9,016,441
Plant [Member]
Property, Plant and Equipment, Gross	1,346,191	1,346,170
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross	285,562	64,327
Equipment [Member]
Property, Plant and Equipment, Gross	12,957,646	8,862,018
Automobiles [Member]
Property, Plant and Equipment, Gross	419,951	411,498
Construction In Progress [Member]
Property, Plant and Equipment, Gross	$ 5,300,951	$ 5,572,511